Exploration and Evaluation Assets, Net - Summary of Exploration and Valuation Assets, Net (Detail) - CAD ($) $ in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	$ 720	$ 720
Write-downs		(101)	$ (18)	[1]	$ (91)	[1]
Ending Balance		685	720
Sunrise Oil Sands Partnership
Disclosure Of Exploration And Evaluation Assets [Line Items]
Carrying Value Of Investment In Joint Ventures Prior To Acquisition Date	0
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	40
Oil Sands
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	653	653
Ending Balance		674	653
Offshore
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	61	61
Ending Balance		5	61
E&E Asset
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	$ 720	720	623
Acquisitions (Note 5)			45
Additions		37	55
Write-downs		(64)	(9)
Change in Decommissioning Liabilities		(12)	6
Exchange Rate Movements and Other		4
Ending Balance		685	720		$ 623
E&E Asset | Oil Sands
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation costs previously capitalized, written off		2	$ 9
E&E Asset | Offshore
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation costs previously capitalized, written off		$ 62

[1]	See Note 3X for revisions to prior period results.